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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number :  811-10301
                                    -----------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------

Date of fiscal year end:  November 30
                          -----------

Date of reporting period:  August 31, 2006
                           ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments



Ashport Large Cap Fund        (UNAUDITED)
Schedule of Investments
August 31, 2006


                                                                                                               Percentage
Common Stocks -               91.15%                                      Shares              Value           of Net Assets
                                                                       -----------      ----------------     --------------
Capital Goods
3M CO COM                                                                   1,094       $         78,440             6.18%
DANAHER CORP                                                                  805                 53,363             4.20%
DEERE & CO                                                                    350                 27,335             2.15%
UNITED TECHNOLOGIES CORP DEL COM                                              800                 50,168             3.95%
                                                                                        ----------------     -------------
                                                                                                 209,306            16.48%
                                                                                        ----------------     -------------
Consumer-Cyclical
COACH INC COM (a)                                                           1,491                 45,013             3.54%
LOWES COS INC                                                                 846                 22,893             1.80%
WAL MART STORES INC                                                           800                 35,776             2.82%
                                                                                        ----------------     -------------
                                                                                                 103,682             8.16%
                                                                                        ----------------     -------------
Consumer Staples
AVON PRODS INC COM                                                          2,430                 69,765             5.49%
CVS CORP COM                                                                1,400                 46,970             3.70%
DISNEY WALT COMPANY HOLDING CO                                              1,700                 50,405             3.97%
STARBUCKS CORP COM (a)                                                      1,300                 40,313             3.18%
                                                                                        ----------------     -------------
                                                                                                 207,453            16.34%
                                                                                        ----------------     -------------
Energy
CHEVRON CORP COM                                                              600                 38,640             3.04%
SUNOCO INC COM                                                                515                 37,034             2.92%
                                                                                        ----------------     -------------
                                                                                                  75,674             5.96%
                                                                                        ----------------     -------------
Financials
CITIGROUP INC COM                                                             920                 45,402             3.57%
JP MORGAN CHASE & CO COM                                                    1,300                 59,358             4.67%
LEGG MASON INC                                                                290                 26,465             2.08%
MORGAN STANLEY COM                                                            800                 52,632             4.14%
PRICE T ROWE GROUP INC COM                                                    964                 42,474             3.34%
                                                                                        ----------------     -------------
                                                                                                 226,331            17.82%
                                                                                        ----------------     -------------
Health Care
FOREST LABS INC (a)                                                           657                 32,837             2.59%
GILEAD SCIENCES INC (a)                                                       470                 29,798             2.35%
PFIZER INC COM                                                              1,150                 31,694             2.50%
ST JUDE MED INC COM (a)                                                       760                 27,672             2.18%
WYETH                                                                         985                 47,970             3.78%
                                                                                        ----------------     -------------
                                                                                                 169,970            13.38%
                                                                                        ----------------     -------------
Technology
ADOBE SYSTEMS INC DEL                                                       1,300                 42,172             3.32%
ORACLE CORP COM (a)                                                          2781                 43,550             3.43%
SEAGATE TECHNOLOGY SHS ISIN#KYG7945J1040                                    1,490                 33,153             2.61%
                                                                                        ----------------     -------------
                                                                                                 118,875             9.36%
                                                                                        ----------------     -------------
Utilities
AES CORP (a)                                                                2,190                 46,516             3.66%
                                                                                        ----------------     -------------
                                                                                                  46,516             3.66%
                                                                                        ----------------     -------------
TOTAL COMMON STOCKS (Cost $1,118,757)                                                          1,157,807            91.15%
                                                                                        ----------------     -------------

Cash Investments -                                     8.71%
Wachovia Institutional Trust Cash - Investment Dollars, 4.7% (b)          110,703                110,703             8.71%
                                                                                        ----------------     -------------
TOTAL CASH INVESTMENTS (Cost $110,703)                                                           110,703             8.71%
                                                                                        ----------------     -------------
TOTAL INVESTMENTS (Cost $1,229,460) -                 99.86%                            $      1,268,510            99.86%
                                                                                        ================     =============
Other assets in excess of liabilities-                 0.14%                                       1,764             0.14%
                                                                                        ----------------     -------------
TOTAL NET ASSETS -                                   100.00%                            $      1,270,274           100.00%
                                                                                        ================     =============


(a) Non-income producing.
(b) Variable rate yield; the coupon rate shown represents the rate at August 31, 2006.

Ashport Small/Mid Cap Fund              (UNAUDITED)
Schedule of Investments
August 31, 2006


                                                                                                                Percentage
Common Stocks -                         96.88%                          Shares                Value           of Net Assets
                                                                     -----------        ----------------     ---------------
Basic Materials
CLEVELAND CLIFFS INC                                                         560                  20,423              2.64%
ELKCORP COM                                                                  830                  23,381              3.03%
HEADWATERS INC COM (a)                                                      1248                  27,606              3.57%
                                                                                        ----------------     --------------
                                                                                                  71,410              9.24%
                                                                                        ----------------     --------------
Capital Goods
C H ROBINSON WORLDWIDE INC COM NEW                                           540                  24,743              3.20%
CUMMINS ENGINE INC                                                           240                  27,557              3.57%
ITT INDUSTRIES INC                                                           556                  27,216              3.52%
JOY GLOBAL INC COM                                                           350                  15,239              1.97%
                                                                                        ----------------     --------------
                                                                                                  94,755             12.26%
                                                                                        ----------------     --------------
Communication Services
ADTRAN INC                                                                  1122                  27,904              3.61%
ROCKWELL COLLINS INC COM                                                     500                  26,215              3.39%
SCRIPPS COMPANY E.W. NEW CL A                                                475                  21,598              2.80%
                                                                                        ----------------     --------------
                                                                                                  75,717              9.80%
                                                                                        ----------------     --------------
Consumer-Cyclical
ABERCROMBIE & FITCH CO CL A                                                  466                  30,071              3.89%
CHICOS FAS INC COM (a)                                                       949                  17,500              2.27%
COPART INC (a)                                                              1032                  28,968              3.75%
SELECT COMFORT CORP OC CAP STK (a)                                         712.5                  14,143              1.83%
TWEEN BRANDS INC COM (a)                                                     601                  20,470              2.65%
                                                                                        ----------------     --------------
                                                                                                 111,152             14.39%
                                                                                        ----------------     --------------
Energy
QUESTAR CORP COM                                                             312                  27,000              3.49%
                                                                                        ----------------     --------------
                                                                                                  27,000              3.49%
                                                                                        ----------------     --------------
Financials
RESOURCES CONNECTION INC COM (a)                                            1022                  24,937              3.23%
                                                                                        ----------------     --------------
                                                                                                  24,937              3.23%
                                                                                        ----------------     --------------
Health Care
AMPHENOL CORP NEW CL A                                                       630                  36,206              4.69%
COVENTRY HEALTH CARE INC COM (a)                                             500                  27,120              3.51%
VCA ANTECH INC COM (a)                                                       756                  26,778              3.47%
                                                                                        ----------------     --------------
                                                                                                  90,104             11.66%
                                                                                        ----------------     --------------
Industrial Services
GRACO INC                                                                    400                  15,120              1.96%
                                                                                        ----------------     --------------
                                                                                                  15,120              1.96%
                                                                                        ----------------     --------------
Industrial Goods
AMETEK INC NEW COM                                                           542                  23,241              3.01%
EAGLE MATERIALS INC COM                                                      563                  20,184              2.61%
LINCOLN ELEC HLDGS INC COM                                                   468                  25,754              3.33%
OLIN CORP NEW COM PAR $1                                                    1180                  17,735              2.30%
                                                                                        ----------------     --------------
                                                                                                  86,914             11.25%
                                                                                        ----------------     --------------
Technology
ALLIANT TECHSYSTEMS INC (a)                                                  295                  22,565              2.92%
BRADY CORPORATION CL A                                                       592                  22,614              2.93%
GLOBAL PMTS INC COM                                                          454                  17,275              2.24%
SEAGATE TECHNOLOGY SHS ISIN#KYG7945J1040                                    1370                  30,483              3.95%
SILICON LABORATORIES INC COM (a)                                             520                  18,340              2.37%
                                                                                        ----------------     --------------
                                                                                                 111,277             14.40%
                                                                                        ----------------     --------------
Transportation
BORG WARNER INC                                                              360                  20,416              2.64%
EXPEDITORS INTL WASH INC                                                     494                  19,666              2.55%
                                                                                        ----------------     --------------
                                                                                                  40,082              5.19%
                                                                                        ----------------     --------------

                                                                                        ----------------     --------------
TOTAL COMMON STOCKS (Cost $798,001)                                                              748,467             96.88%
                                                                                        ----------------     --------------
Cash Investments -                                        2.99%
Wachovia Institutional Trust Cash - Investment Dollars, 4.7% (c)          23,109                  23,109              2.99%
                                                                                        ----------------     --------------

TOTAL CASH INVESTMENTS (Cost $23,109)                                                             23,109              2.99%
                                                                                        ----------------     --------------
TOTAL INVESTMENTS (Cost $821,111) -                      99.87%                         $        771,577             99.87%
                                                                                        ================     ==============
Other assets in excess of liabilities-                    0.13%                                    1,004              0.13%
                                                                                        ----------------     --------------
TOTAL NET ASSETS -                                      100.00%                         $        772,581            100.00%
                                                                                        ================     ==============


(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate yield; the coupon rate shown represents the rate at August 31, 2006.

Ashport Global Fixed Income Fund         (UNAUDITED)
Schedule of Investments
August 31, 2006


                                                                                                                  Percentage
                                                                                 Principal                          of Net
                                                                                   Amount          Value            Assets
                                                                               -------------- --------------     -------------
Corporate Bonds -                26.71%
AT&T Corp 7.3% Due 11/15/11                                                            9,000   $      9,717            2.17%
Citigroup Inc. 5.0% Due 09/15/14                                                      20,000         19,351            4.32%
General Motors 7.25% Due 03/02/11                                                     20,000         19,956            4.45%
GMAC Smartnote 7.000% Due 10/15/11                                                     7,000          6,600            1.47%
Ford Motor Co. 7.000% Due 10-01-13                                                    20,000         18,626            4.16%
Hertz Corp 6.25% Due 03/15/09                                                         20,000         19,250            4.29%
McDonnell Douglas 6.875% Due 11/1/06                                                  10,000         10,016            2.23%
Raytheon 6.750% Due 8/15/07                                                            6,000          6,057            1.35%
Southwestern Electric Power 7.0% Due 9/01/07                                          10,000         10,140            2.26%
                                                                                              -------------     ------------
TOTAL CORPORATE BONDS (Cost $123,194)                                                               119,713           26.71%
                                                                                              -------------     ------------

Foreign Bonds -                  64.05%
Brazil Federal Republic 9.25% Due 10/22/10                                            20,000         22,520            5.02%
Colombia 10.0% Due 01/23/12                                                           20,000         23,300            5.20%
Costa Rica Republic 8.11% Due 02/01/12                                                20,000         21,050            4.70%
Dominican Republic 9.04% Due 01/23/13                                                 20,000         21,968            4.90%
El Salvador Republic 8.5% Due 07/25/11                                                20,000         21,990            4.91%
European Bank 6.25% Due 05/09/18                                                      25,000         25,098            5.60%
Fed. Brazil 10.0% Due 08/07/11                                                        20,000         23,650            5.28%
Panama Republic 9.625% Due 02/08/11                                                   12,000         13,590            3.03%
Peru Republic 9.125% Due 02/21/12                                                     20,000         22,900            5.11%
Petrobras 9.125% Due 07/02/12                                                         20,000         23,480            5.24%
Republic of Ecuador 12.0% 11/15/12                                                     8,160          8,303            1.85%
Republic of Venezuela 5.375% Due 08/07/10                                             20,000         19,500            4.35%
Russian Fed. 8.25% Due 03/31/10                                                       17,778         18,592            4.15%
Turkey Republic 10.5% Due 01/13/08                                                    20,000         21,158            4.72%
                                                                                              -------------     ------------

TOTAL FOREIGN BONDS (Cost $270,244)                                                                 287,099           64.05%
                                                                                              -------------     ------------

Cash Investments -                                         7.46%
Wachovia Institutional Trust Cash - Investment Dollars, 4.7% (a)                      33,421         33,421            7.46%
                                                                                              -------------     ------------

TOTAL MONEY MARKET SECURITIES (Cost $33,421)                                                         33,421            7.46%
                                                                                              -------------     ------------
TOTAL INVESTMENTS (Cost $426,859) -                       98.21%                               $    440,233           98.21%
                                                                                              =============     ============
Other assets in excess of liabilities-                     1.79%                                      8,006            1.79%
                                                                                              -------------     ------------
TOTAL NET ASSETS -                                       100.00%                               $    448,239          100.00%
                                                                                              =============     ============


(a) Variable rate yield; the coupon rate shown represents the rate at August 31, 2006.

Item 2.  Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Ashport Mutual Funds
             --------------------

By (Signature and Title)*           /s/Jeffrey Cimbal
                                    --------------------------------
                                    Jeffrey Cimbal, Chief Financial Officer
Date  October 18, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/David Vurgait
                                    --------------------------------
                                    David Vurgait, President
Date  October 18, 2006
      ----------------